Share-based Compensation (Details 4)	1 Months Ended			12 Months Ended
	Oct. 31, 2015	May. 31, 2015 $ / shares shares	May. 31, 2015 CNY (¥) shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Assumptions used to calculate estimated fair value of each option grant
Share-based compensation expenses				¥ 1,193,945,000	¥ 4,249,548,000	¥ 261,173,000
2015 JD Finance Plan
Assumptions used to calculate estimated fair value of each option grant
Shares granted as the percentage of ordinary shares	7.25%
Unrecognized share-based compensation expense related to the founder share options granted				¥ 484,590,000
Founder options
Share-based compensation
Term of compensation plan			10 years
Cash salary to be received per year			¥ 1
Cash bonus to be received			¥ 0
Vesting schedule			10 years
Assumptions used to calculate estimated fair value of each option grant
Exercise multiples				2.0
Expected term (in years)				10 years
Share-based compensation expenses				¥ 240,024,000
Unrecognized share-based compensation expense related to the founder share options granted				¥ 1,100,865,000
Weighted-average period over which share-based compensation expense is expected to be recognized				9 years 4 months 24 days
Founder options | Minimum
Assumptions used to calculate estimated fair value of each option grant
Expected volatility (as a percent)				36.00%
Risk-free interest rate (per annum) (as a percent)				2.74%
Fair value of the underlying shares on the date of option grants (in dollars)				¥ 16.70
Founder options | Maximum
Assumptions used to calculate estimated fair value of each option grant
Expected volatility (as a percent)				38.00%
Risk-free interest rate (per annum) (as a percent)				2.79%
Fair value of the underlying shares on the date of option grants (in dollars)				¥ 16.93
RSUs | 2015 JD Finance Plan
Assumptions used to calculate estimated fair value of each option grant
Share-based compensation expenses				¥ 95,664,000
Weighted-average period over which share-based compensation expense is expected to be recognized				6 years 2 months 12 days
Founder | RSUs
Assumptions used to calculate estimated fair value of each option grant
Share-based compensation expenses					¥ 3,685,041,000
Each anniversary | Founder options
Share-based compensation
Vesting percentage (as a percent)			10.00%
Class A ordinary shares | Founder options
Share-based compensation
Grants approved | shares		26,000,000	26,000,000
Exercise price | $ / shares		$ 16.70
ADS | Founder options
Share-based compensation
Exercise price | $ / shares		$ 33.40